Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income - Reclassification Out of AOCI (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net									$ 9,906		$ (3,522)		$ 1,793
Net sales	(763,836)	(738,551)	(825,847)	(761,990)	(747,997)	(723,062)	(812,171)	(774,252)	(3,090,224)		(3,057,482)		(3,078,337)
Cost of sales	(670,022)	(663,536)	(716,307)	(685,252)	(690,761)	(645,170)	(693,346)	(679,151)	(2,735,117)		(2,708,428)		(2,743,040)
Prior service cost and recognized actuarial loss amortization related to pensions									(1,189)		(1,357)		(789)
Reclassification from AOCI | Currency Translation
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net									163		0		0
Reclassification from AOCI | Available-for-sale investment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net									0		(561)		(722)
Reclassification from AOCI | Derivative contracts | Currency hedge portfolio
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales									(7,391)		29,858		(1,240)
Reclassification from AOCI | Derivative contracts | Bunker fuel forward contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									4,473		(7,839)		(16,053)
Reclassification from AOCI | Prior service cost and recognized actuarial loss amortization related to pensions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service cost and recognized actuarial loss amortization related to pensions									$ 1,189	[1]	$ 1,357	[1]	$ 789	[1]

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 16 for further details.